T. ROWE PRICE International Equity Index Fund
July 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.0%
Common Stocks 0.0%
Tenaris (EUR)  36,466 637
Total Argentina (Cost $623) 637
AUSTRALIA 6.9%
Common Stocks 6.9%
ANZ Group Holdings  265,531 5,211
APA Group  116,927 629
Aristocrat Leisure  50,335 2,254
ASX  17,404 780
BHP Group  453,500 11,453
BlueScope Steel  39,314 596
Brambles  122,766 1,878
CAR Group  33,826 823
Cochlear  5,853 1,195
Coles Group  119,978 1,597
Commonwealth Bank of Australia  149,503 16,973
Computershare  47,078 1,267
CSL  43,265 7,484
Evolution Mining  179,324 812
Fortescue  151,452 1,714
Goodman Group  181,530 4,059
Insurance Australia Group  211,670 1,188
James Hardie Industries, CDI (1) 51,765 1,359
Lottery Corp  199,439 692
Macquarie Group  32,358 4,481
Medibank  246,669 806
National Australia Bank  273,650 6,791
Northern Star Resources  121,526 1,207
Origin Energy  154,166 1,153
Pro Medicus  5,142 1,056
Qantas Airways  63,548 441
QBE Insurance Group  135,029 2,003
REA Group  4,734 721
Reece  19,492 169
Rio Tinto  33,187 2,360
Santos  290,540 1,462
Scentre Group  466,162 1,116
SGH  18,241 597

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Sigma Healthcare  413,619 764
Sonic Healthcare  40,885 722
South32  404,205 756
Stockland  214,980 762
Suncorp Group  96,899 1,299
Telstra Group  360,288 1,148
Transurban Group  277,902 2,459
Vicinity  334,369 527
Washington H. Soul Pattinson (2) 20,607 535
Wesfarmers  101,405 5,547
Westpac Banking  305,880 6,604
WiseTech Global  17,958 1,360
Woodside Energy Group  169,734 2,872
Woolworths Group  109,227 2,205
Xero (1) 14,635 1,685
Total Australia (Cost $94,523) 115,572
AUSTRIA 0.2%
Common Stocks 0.2%
Erste Group Bank  27,527 2,517
OMV  13,195 672
Verbund  5,870 437
Total Austria (Cost $2,311) 3,626
BELGIUM 1.0%
Common Stocks 1.0%
Ageas  13,361 908
Anheuser-Busch InBev  88,329 5,078
Argenx (1) 5,459 3,666
D'ieteren Group (2) 1,852 366
Elia Group  4,403 508
Groupe Bruxelles Lambert  7,443 622
KBC Group  20,535 2,142
Lotus Bakeries  35 296
Sofina (2) 1,341 411
Syensqo  6,298 499
UCB  11,303 2,429
Total Belgium (Cost $12,823) 16,925

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
CHILE 0.1%
Common Stocks 0.1%
Antofagasta (GBP)  35,308 871
Total Chile (Cost $592) 871
DENMARK 1.9%
Common Stocks 1.9%
AP Moller - Maersk, Class A (2) 253 497
AP Moller - Maersk, Class B  382 754
Carlsberg, Class B  8,550 1,066
Coloplast, Class B (2) 11,289 1,031
Danske Bank  61,667 2,446
Demant (1)(2) 7,373 279
DSV  18,266 4,093
Genmab (1) 5,737 1,235
Novo Nordisk, Class B  287,723 13,381
Novonesis Novozymes, Class B  31,507 2,039
Orsted (1)(2) 15,064 710
Pandora  7,337 1,211
ROCKWOOL, Class B  8,185 359
Tryg  30,371 733
Vestas Wind Systems  90,320 1,649
Total Denmark (Cost $28,678) 31,483
EUROPE/FAR EAST 0.2%
Equity Funds 0.2%
iShares Core MSCI EAFE, ETF (USD)  49,585 4,060
Total Europe/Far East (Cost $3,893) 4,060
FINLAND 1.0%
Common Stocks 1.0%
Elisa  12,747 656
Fortum (2) 40,188 737
Kesko, Class B  23,548 512
Kone, Class B  30,395 1,866
Metso (2) 55,702 700
Neste (2) 37,919 598

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Nokia  476,221 1,941
Nordea Bank  280,792 4,097
Orion, Class B  9,708 777
Sampo, Class A  216,476 2,324
Stora Enso, Class R  50,211 517
UPM-Kymmene  47,753 1,238
Wartsila  45,006 1,243
Total Finland (Cost $15,194) 17,206
FRANCE 10.9%
Common Stocks 10.9%
Accor  17,546 889
Aeroports de Paris  3,015 366
Air Liquide  51,679 10,167
Airbus  53,090 10,674
Alstom (1) 31,008 727
Amundi  5,263 389
ArcelorMittal  41,965 1,308
Arkema  4,962 337
AXA  158,316 7,689
BioMerieux  3,572 511
BNP Paribas  90,934 8,291
Bollore  62,032 358
Bouygues  16,975 699
Bureau Veritas  28,449 876
Capgemini  14,555 2,167
Carrefour  48,596 696
Cie de Saint-Gobain  40,140 4,605
Cie Generale des Etablissements Michelin  59,949 2,133
Covivio  4,812 312
Credit Agricole  94,718 1,743
Danone  57,696 4,722
Dassault Aviation  1,690 526
Dassault Systemes  59,931 1,969
Edenred  21,645 618
Eiffage  6,144 825
Engie  163,246 3,670
EssilorLuxottica  26,572 7,901
Eurazeo  3,626 213
Eurofins Scientific  10,606 812
Euronext  6,997 1,128
FDJ United  9,992 312

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Gecina  4,001 393
Getlink  26,080 473
Hermes International  2,830 6,921
Ipsen  3,284 387
Kering  6,659 1,635
Klepierre  19,274 736
L'Oreal  21,482 9,505
Legrand  23,440 3,462
LVMH Moet Hennessy Louis Vuitton  24,575 13,192
Orange  166,471 2,532
Pernod Ricard  18,046 1,855
Publicis Groupe  20,467 1,870
Renault  17,225 637
Rexel  20,051 606
Safran  32,171 10,609
Sanofi  99,192 8,905
Sartorius Stedim Biotech  2,517 503
Schneider Electric  48,855 12,643
Societe Generale  64,376 4,109
Sodexo  7,627 454
STMicroelectronics  60,562 1,539
Teleperformance  4,645 453
Thales  8,286 2,229
TotalEnergies  182,532 10,854
Unibail-Rodamco-Westfield  10,881 1,055
Veolia Environnement  56,296 1,908
Vinci  44,236 6,145
Total France (Cost $137,392) 183,243
GERMANY 10.2%
Common Stocks 9.9%
adidas  15,287 2,922
Allianz  34,502 13,634
BASF  79,767 3,909
Bayer  87,821 2,731
Bayerische Motoren Werke  25,918 2,466
Beiersdorf  8,878 1,103
Brenntag  10,996 682
Commerzbank  79,429 2,897
Continental  9,851 841
Covestro (1) 16,070 1,089
CTS Eventim  5,593 632

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Daimler Truck Holding  42,484 2,067
Delivery Hero (1) 16,463 491
Deutsche Bank  165,395 5,448
Deutsche Boerse  16,828 4,870
Deutsche Lufthansa  51,655 443
Deutsche Post  85,799 3,844
Deutsche Telekom  311,854 11,185
E.ON  200,667 3,661
Evonik Industries  22,097 439
Fresenius  37,779 1,803
Fresenius Medical Care  19,699 999
GEA Group  13,116 942
Hannover Rueck  5,394 1,636
Heidelberg Materials  11,964 2,760
Henkel  9,313 662
Infineon Technologies  116,706 4,585
Knorr-Bremse  6,501 649
LEG Immobilien  6,421 510
Mercedes-Benz Group  64,543 3,655
Merck  11,561 1,445
MTU Aero Engines  4,813 2,076
Muenchener Rueckversicherungs-Gesellschaft  11,951 7,824
Nemetschek  5,173 771
QIAGEN  19,347 959
Rational  444 343
Rheinmetall  3,994 7,906
RWE  56,529 2,319
SAP  93,284 26,675
Scout24  6,715 897
Siemens  67,895 17,293
Siemens Energy (1) 60,708 7,029
Siemens Healthineers  30,266 1,630
Symrise  11,882 1,077
Talanx  5,782 766
Vonovia  66,219 2,055
Zalando (1) 20,124 587
165,207
Preferred Stocks 0.3%
Bayerische Motoren Werke  4,791 419
Dr. Ing. h.c. F. Porsche (2) 9,818 498
Henkel  15,147 1,167
Porsche Automobil Holding  13,201 530

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Sartorius  2,259 481
Volkswagen  18,438 1,928
5,023
Total Germany (Cost $116,583) 170,230
HONG KONG 2.1%
Common Stocks 2.1%
AIA Group  955,800 8,912
BOC Hong Kong Holdings  331,500 1,489
Brightoil Petroleum Holdings (1)(3) 109,000 —
CK Asset Holdings  172,800 792
CK Hutchison Holdings  240,300 1,564
CK Infrastructure Holdings  55,000 387
CLP Holdings  147,400 1,279
Futu Holdings, ADR (USD)  5,517 848
Galaxy Entertainment Group  196,000 956
Hang Seng Bank  67,400 982
Henderson Land Development  124,773 437
HKT Trust & HKT  327,000 515
Hong Kong & China Gas  1,003,277 895
Hong Kong Exchanges & Clearing  107,700 5,829
Hongkong Land Holdings (USD)  99,000 598
Jardine Matheson Holdings (USD)  14,400 782
Link REIT (2) 232,600 1,296
MTR  139,500 502
Power Assets Holdings  124,000 816
Sands China  209,200 506
Sino Land  323,800 373
SITC International Holdings  120,000 388
Sun Hung Kai Properties  129,500 1,538
Swire Pacific, Class A  30,500 276
Techtronic Industries  131,000 1,566
WH Group  747,000 748
Wharf Holdings  92,000 262
Wharf Real Estate Investment  145,100 461
Total Hong Kong (Cost $27,481) 34,997
IRELAND 0.5%
Common Stocks 0.5%
AIB Group  187,466 1,479

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Bank of Ireland Group  88,146 1,182
DCC (GBP)  8,533 534
Kerry Group, Class A  14,765 1,364
Kingspan Group  13,845 1,149
Ryanair Holdings  75,660 2,225
Total Ireland (Cost $6,488) 7,933
ISRAEL 0.9%
Common Stocks 0.9%
Azrieli Group  3,659 360
Bank Hapoalim  112,204 2,104
Bank Leumi Le-Israel  134,073 2,480
Check Point Software Technologies (USD) (1) 7,755 1,444
CyberArk Software (USD) (1) 4,203 1,729
Elbit Systems  2,401 1,108
ICL Group  69,486 433
Israel Discount Bank, Class A  110,045 1,052
Mizrahi Tefahot Bank  13,924 860
Monday.com (USD) (1) 3,635 954
Nice (1) 5,662 884
Teva Pharmaceutical Industries, ADR (USD) (1) 102,585 1,585
Total Israel (Cost $9,210) 14,993
ITALY 3.1%
Common Stocks 3.1%
Banca Mediolanum  20,100 355
Banco BPM  101,687 1,297
BPER Banca  89,126 877
Davide Campari-Milano (2) 53,076 366
DiaSorin  2,020 197
Enel  726,761 6,409
Eni  196,888 3,360
Ferrari  11,264 4,939
FinecoBank Banca Fineco  54,731 1,165
Generali (2) 77,163 2,879
Infrastrutture Wireless Italiane  26,166 309
Intesa Sanpaolo  1,352,146 8,147
Leonardo  36,191 1,951
Mediobanca Banca di Credito Finanziario (2) 44,760 985
Moncler  20,904 1,115
Nexi (2) 42,423 242

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Poste Italiane  40,934 884
Prysmian  25,128 2,007
Recordati Industria Chimica e Farmaceutica  10,309 591
Snam (2) 180,495 1,046
Stellantis, Borsa Italiana S.P.A  180,337 1,592
Telecom Italia (1)(2) 963,140 443
Terna - Rete Elettrica Nazionale  125,903 1,218
UniCredit  125,256 9,216
Unipol Assicurazioni  32,154 645
Total Italy (Cost $35,418) 52,235
JAPAN 21.2%
Common Stocks 21.2%
Advantest  68,600 4,562
Aeon  66,500 2,124
AGC  16,900 509
Aisin  47,300 654
Ajinomoto  81,100 2,146
ANA Holdings  13,800 256
Asahi Group Holdings  129,400 1,642
Asahi Kasei  107,400 747
Asics  59,300 1,394
Astellas Pharma  161,880 1,678
Bandai Namco Holdings  53,200 1,720
Bridgestone  51,100 2,067
Canon  83,500 2,372
Capcom  31,100 792
Central Japan Railway  69,100 1,611
Chiba Bank (2) 48,900 456
Chubu Electric Power  57,800 707
Chugai Pharmaceutical  60,100 2,881
Concordia Financial Group  88,900 590
Dai Nippon Printing  34,000 524
Daifuku  29,000 734
Dai-ichi Life Holdings  314,300 2,487
Daiichi Sankyo  153,600 3,768
Daikin Industries  23,600 2,902
Daito Trust Construction  5,300 543
Daiwa House Industry  50,200 1,660
Daiwa Securities Group  119,500 832
Denso  169,200 2,296
Dentsu Group (2) 17,200 339

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Disco  8,300 2,453
East Japan Railway  81,200 1,740
Eisai  23,600 662
ENEOS Holdings  244,320 1,282
FANUC  84,600 2,355
Fast Retailing  17,100 5,216
Fuji Electric  12,100 602
FUJIFILM Holdings  100,200 2,078
Fujikura  22,600 1,534
Fujitsu  157,400 3,429
Hankyu Hanshin Holdings (2) 19,700 513
Hikari Tsushin  1,500 403
Hitachi  409,300 12,525
Honda Motor (2) 377,600 3,909
Hoshizaki (2) 9,500 325
Hoya  31,000 3,911
Hulic  39,800 380
Idemitsu Kosan  72,660 467
IHI  13,200 1,470
Inpex  78,900 1,123
Isuzu Motors  48,000 615
ITOCHU  106,300 5,576
Japan Airlines  11,600 230
Japan Exchange Group  88,900 869
Japan Post Bank  161,200 1,799
Japan Post Holdings  159,600 1,478
Japan Post Insurance  16,600 425
Japan Tobacco  107,300 3,064
JFE Holdings  51,675 598
Kajima  37,900 949
Kansai Electric Power  84,900 1,019
Kao  41,700 1,876
Kawasaki Kisen Kaisha (2) 31,600 446
KDDI  274,300 4,502
Keyence  17,356 6,278
Kikkoman (2) 58,600 515
Kirin Holdings  69,500 916
Kobe Bussan  13,200 352
Komatsu  80,700 2,600
Konami Group  8,900 1,208
Kubota  87,500 981
Kyocera  114,800 1,355
Kyowa Kirin (2) 21,200 362

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Lasertec (2) 7,100 715
LY  256,100 936
M3 (2) 38,100 469
Makita  21,300 659
Marubeni (2) 126,200 2,584
MatsukiyoCocokara  29,800 612
MEIJI Holdings  20,680 418
MINEBEA MITSUMI  31,300 493
Mitsubishi  305,500 6,025
Mitsubishi Chemical Group  121,400 661
Mitsubishi Electric  169,900 3,821
Mitsubishi Estate  95,000 1,779
Mitsubishi HC Capital  75,900 561
Mitsubishi Heavy Industries  286,300 6,836
Mitsubishi UFJ Financial Group  1,024,190 14,116
Mitsui  220,600 4,491
Mitsui Fudosan  236,300 2,112
Mitsui OSK Lines (2) 30,800 1,035
Mizuho Financial Group  213,310 6,257
MonotaRO  21,400 381
MS&AD Insurance Group Holdings  115,000 2,457
Murata Manufacturing (2) 149,100 2,219
NEC  109,700 3,150
Nexon  28,700 525
NIDEC  74,588 1,431
Nintendo  98,600 8,241
Nippon Building Fund  686 629
Nippon Paint Holdings (2) 84,900 720
Nippon Sanso Holdings (2) 15,500 549
Nippon Steel  86,412 1,664
Nippon Yusen KK  39,100 1,371
Nissan Motor (1)(2) 190,000 403
Nissin Foods Holdings (2) 17,100 324
Nitori Holdings  6,900 584
Nitto Denko  63,200 1,308
Nomura Holdings  268,700 1,775
Nomura Research Institute  33,781 1,337
NTT  2,671,300 2,698
NTT Data Group  54,400 1,419
Obayashi  58,100 856
Obic  28,900 1,029
Olympus  101,900 1,217
Omron  15,100 389

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Ono Pharmaceutical  32,200 360
Oracle Corporation Japan  3,300 357
Oriental Land  96,500 1,987
ORIX  103,900 2,334
Osaka Gas  32,500 822
Otsuka  19,600 371
Otsuka Holdings (2) 39,400 1,876
Pan Pacific International Holdings  34,100 1,141
Panasonic Holdings  208,495 1,972
Rakuten Group (1) 135,200 684
Recruit Holdings  125,700 7,458
Renesas Electronics  150,500 1,831
Resona Holdings  185,700 1,691
Ricoh (2) 48,500 425
Sanrio  15,400 632
SBI Holdings  25,040 930
SCREEN Holdings  7,000 546
SCSK (2) 13,400 417
Secom  37,500 1,347
Sekisui Chemical  32,500 564
Sekisui House (2) 53,300 1,118
Seven & i Holdings  197,856 2,608
SG Holdings (2) 27,600 306
Shimadzu (2) 20,400 452
Shimano (2) 6,700 733
Shin-Etsu Chemical  160,900 4,630
Shionogi  67,600 1,131
Shiseido (2) 34,400 559
SMC (2) 5,100 1,775
SoftBank  2,558,600 3,697
SoftBank Group  85,300 6,513
Sompo Holdings  79,700 2,350
Sony Group  549,400 13,215
Subaru  52,400 964
Sumitomo  97,400 2,490
Sumitomo Electric Industries  63,900 1,586
Sumitomo Metal Mining (2) 21,300 468
Sumitomo Mitsui Financial Group  329,700 8,317
Sumitomo Mitsui Trust Group  57,424 1,505
Sumitomo Realty & Development  27,700 1,012
Suntory Beverage & Food  12,000 362
Suzuki Motor  140,500 1,544
Sysmex  45,100 733

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
T&D Holdings  43,800 1,070
Taisei  13,900 831
Takeda Pharmaceutical  142,098 3,903
TDK  173,800 2,117
Terumo  119,100 2,020
TIS  18,300 584
Toho  9,600 606
Tokio Marine Holdings  164,100 6,589
Tokyo Electron  40,000 6,359
Tokyo Gas  29,500 988
Tokyo Metro (2) 25,000 269
Tokyu  44,800 504
TOPPAN Holdings  20,600 555
Toray Industries  124,100 849
Toyota Industries  14,500 1,551
Toyota Motor  846,590 15,059
Toyota Tsusho  57,000 1,306
Trend Micro  11,300 689
Unicharm (2) 100,100 692
West Japan Railway (2) 40,000 876
Yakult Honsha (2) 21,800 351
Yamaha Motor (2) 82,700 598
Yokogawa Electric  20,400 544
Zensho Holdings  8,300 437
ZOZO (2) 35,200 348
Total Japan (Cost $262,228) 356,147
NETHERLANDS 4.4%
Common Stocks 4.4%
ABN AMRO Bank, CVA  41,005 1,185
Adyen (1) 2,253 3,864
Aegon  118,415 846
AerCap Holdings (USD)  16,465 1,766
Akzo Nobel  15,290 960
ASM International  4,192 2,029
ASML Holding  35,183 24,384
ASR Nederland  13,247 880
BE Semiconductor Industries  7,264 982
Coca-Cola Europacific Partners (USD)  20,603 1,997
CVC Capital Partners  18,329 352
DSM-Firmenich  16,634 1,598
EXOR  7,917 763

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Heineken  25,753 2,021
Heineken Holding  11,609 784
IMCD (2) 5,297 581
ING Groep  281,235 6,554
JDE Peet's  14,835 440
Koninklijke Ahold Delhaize  81,602 3,223
Koninklijke KPN  347,860 1,554
Koninklijke Philips  74,408 1,943
NN Group  24,060 1,620
Prosus  116,912 6,679
Randstad (2) 9,422 448
Universal Music Group (2) 98,350 2,829
Wolters Kluwer  21,319 3,321
Total Netherlands (Cost $54,247) 73,603
NEW ZEALAND 0.2%
Common Stocks 0.2%
Auckland International Airport  151,261 671
Contact Energy  75,210 403
Fisher & Paykel Healthcare  52,468 1,137
Infratil  79,288 541
Meridian Energy  112,743 379
Total New Zealand (Cost $2,586) 3,131
NORWAY 0.6%
Common Stocks 0.6%
Aker BP  28,316 681
DNB Bank  80,079 2,026
Equinor  74,924 1,925
Gjensidige Forsikring  17,243 453
Kongsberg Gruppen  39,358 1,176
Mowi  41,684 776
Norsk Hydro  125,970 747
Orkla  62,823 661
Salmar  5,765 233
Telenor  55,143 846
Yara International  14,847 549
Total Norway (Cost $8,306) 10,073

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
POLAND 0.0%
Common Stocks 0.0%
InPost (EUR) (1) 19,398 279
Total Poland (Cost $338) 279
PORTUGAL 0.2%
Common Stocks 0.2%
Banco Espirito Santo (1)(3) 127,132 —
EDP  280,795 1,214
EDP Renovaveis (2) 27,194 319
Galp Energia  37,383 714
Jeronimo Martins  25,383 619
Total Portugal (Cost $2,823) 2,866
RUSSIAN FEDERATION 0.0%
Common Stocks 0.0%
Evraz (GBP) (1)(3) 21,218 —
Total Russian Federation (Cost $137) —
SINGAPORE 1.8%
Common Stocks 1.8%
CapitaLand Ascendas REIT  335,197 718
CapitaLand Integrated Commercial Trust  523,971 885
CapitaLand Investment  203,500 433
DBS Group Holdings  190,350 6,987
Genting Singapore  521,400 294
Grab Holdings, Class A (USD) (1) 212,364 1,038
Keppel  130,500 848
Oversea-Chinese Banking  302,625 3,922
Sea, ADR (USD) (1) 34,184 5,355
Sembcorp Industries  77,700 462
Singapore Airlines  133,332 696
Singapore Exchange  76,700 941
Singapore Technologies Engineering  139,700 940
Singapore Telecommunications  664,450 1,980
United Overseas Bank  112,820 3,134
Wilmar International  167,000 378

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Yangzijiang Shipbuilding Holdings  222,600 437
Total Singapore (Cost $21,286) 29,448
SPAIN 3.4%
Common Stocks 3.4%
Acciona (2) 2,130 409
ACS Actividades de Construccion y Servicios  16,257 1,122
Aena  67,076 1,806
Amadeus IT Group  40,269 3,233
Banco Bilbao Vizcaya Argentaria  514,952 8,588
Banco de Sabadell  481,878 1,779
Banco Santander  1,353,756 11,630
Bankinter  60,373 862
CaixaBank  352,737 3,319
Cellnex Telecom  44,235 1,561
Endesa  28,446 824
Ferrovial  45,660 2,341
Grifols (1) 25,717 383
Iberdrola (2) 567,089 9,967
Industria de Diseno Textil  97,483 4,656
International Consolidated Airlines Group  111,460 559
Redeia  36,358 705
Repsol  103,520 1,570
Telefonica (2) 329,630 1,701
Total Spain (Cost $39,674) 57,015
SWEDEN 3.5%
Common Stocks 3.5%
AddTech, Class B  23,284 783
Alfa Laval  25,895 1,125
Assa Abloy, Class B  89,596 2,965
Atlas Copco, Class A  240,073 3,656
Atlas Copco, Class B  139,581 1,889
Beijer Ref (2) 33,184 557
Boliden (1) 25,456 779
Epiroc, Class A  58,969 1,200
Epiroc, Class B  34,951 626
EQT (2) 33,323 1,114
Essity, Class B  53,894 1,329
Evolution  13,270 1,180
Fastighets Balder, Class B (1) 61,416 415

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
H & M Hennes & Mauritz, Class B  50,748 684
Hexagon, Class B  185,645 2,040
Holmen, Class B (2) 6,572 244
Industrivarden, Class A  10,371 384
Industrivarden, Class C (2) 13,886 513
Indutrade (2) 24,494 595
Investment AB Latour, Class B  12,765 326
Investor, Class B  154,681 4,483
L E Lundbergforetagen, Class B  6,632 323
Lifco, Class B (2) 20,882 744
Nibe Industrier, Class B (2) 135,831 627
Saab, Class B  28,652 1,558
Sagax, Class B (2) 19,075 404
Sandvik  95,327 2,326
Securitas, Class B  44,074 654
Skandinaviska Enskilda Banken, Class A  141,871 2,482
Skanska, Class B  30,487 711
SKF, Class B  30,561 712
Spotify Technology (USD) (1) 13,717 8,594
Svenska Cellulosa, Class B  54,428 683
Svenska Handelsbanken, Class A (2) 130,465 1,590
Swedbank, Class A  75,919 2,021
Swedish Orphan Biovitrum (1) 16,880 464
Tele2, Class B  49,039 758
Telefonaktiebolaget LM Ericsson, Class B  248,426 1,804
Telia (2) 211,343 746
Trelleborg, Class B (2) 18,137 659
Volvo, Class B  141,966 4,077
Total Sweden (Cost $46,308) 58,824
SWITZERLAND 9.2%
Common Stocks 9.2%
ABB  141,306 9,227
Alcon  44,662 3,915
Amrize (1) 46,602 2,356
Avolta  7,579 394
Baloise Holding  3,691 885
Banque Cantonale Vaudoise (2) 2,597 300
Barry Callebaut (2) 308 375
BKW  1,897 424
Chocoladefabriken Lindt & Spruengli  86 1,265
Chocoladefabriken Lindt & Spruengli, Registered Shares  9 1,316

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Cie Financiere Richemont, Class A  48,033 7,843
EMS-Chemie Holding  630 496
Galderma Group  10,639 1,640
Geberit  2,989 2,290
Givaudan  826 3,453
Helvetia Holding  3,325 800
Holcim  46,585 3,715
Julius Baer Group  18,433 1,247
Kuehne + Nagel International  4,324 882
Logitech International  13,608 1,262
Lonza Group  6,454 4,498
Nestle  234,057 20,451
Novartis  169,842 19,343
Partners Group Holding  2,028 2,726
Roche Holding  2,865 952
Roche Holding, Genusschein  62,763 19,587
Sandoz Group  37,374 2,137
Schindler Holding  3,642 1,317
Schindler Holding, Registered Shares  2,103 738
SGS  14,409 1,464
SIG Group (2) 26,365 427
Sika  13,626 3,215
Sonova Holding  4,534 1,234
Straumann Holding (2) 9,986 1,217
Swatch Group (2) 2,494 441
Swiss Life Holding  2,568 2,660
Swiss Prime Site  7,182 993
Swiss Re  26,954 4,825
Swisscom (2) 2,316 1,609
Temenos  4,860 435
UBS Group  293,847 10,920
VAT Group  2,417 846
Zurich Insurance Group  13,076 8,919
Total Switzerland (Cost $112,060) 155,039
UNITED ARAB EMIRATES 0.0%
Common Stocks 0.0%
NMC Health (GBP) (1)(3) 3,218 —
Total United Arab Emirates (Cost $125) —

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 14.6%
Common Stocks 14.6%
3i Group  86,992 4,753
Admiral Group  23,308 1,051
Anglo American  100,043 2,815
Ashtead Group  38,621 2,580
Associated British Foods  29,186 845
AstraZeneca  138,526 20,210
Auto Trader Group  78,732 869
Aviva  273,051 2,333
BAE Systems  269,175 6,423
Barclays  1,277,941 6,247
Barratt Redrow  123,099 606
BP  1,431,151 7,671
British American Tobacco  176,994 9,483
BT Group  534,410 1,460
Bunzl  29,333 871
Centrica  449,987 978
Coca-Cola HBC  19,515 1,014
Compass Group  151,687 5,330
Croda International  11,437 394
Diageo  198,858 4,820
Entain  54,435 731
Experian  82,059 4,324
Glencore  916,432 3,678
GSK  367,805 6,765
Haleon  806,578 3,783
Halma  33,963 1,453
Hikma Pharmaceuticals  14,492 375
HSBC Holdings  1,578,833 19,235
Imperial Brands  69,934 2,726
Informa  118,019 1,350
InterContinental Hotels Group  13,264 1,526
Intertek Group  14,336 932
J Sainsbury  157,562 630
JD Sports Fashion  233,203 262
Kingfisher  153,730 547
Land Securities Group  61,013 464
Legal & General Group  525,184 1,777
Lloyds Banking Group  5,374,779 5,512
London Stock Exchange Group  42,589 5,191

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
M&G  204,670 704
Marks & Spencer Group  184,052 845
Melrose Industries  114,233 771
Mondi  39,566 535
National Grid  437,593 6,149
NatWest Group  721,892 5,011
Next  10,439 1,694
Pearson  53,498 757
Phoenix Group Holdings  62,976 551
Prudential  233,246 2,959
Reckitt Benckiser Group  60,936 4,567
RELX  165,054 8,576
Rentokil Initial  225,956 1,127
Rio Tinto  100,845 6,006
Rolls-Royce Holdings  757,454 10,751
Sage Group  87,853 1,411
Schroders  61,744 317
Segro  115,094 981
Severn Trent  24,196 848
Shell  534,763 19,216
Smith & Nephew  74,469 1,138
Smiths Group  30,051 931
Spirax Group  6,346 530
SSE  98,909 2,424
Standard Chartered  180,445 3,235
Tesco  601,406 3,379
Unilever  223,489 12,967
United Utilities Group  61,056 911
Vodafone Group  1,783,656 1,934
Whitbread  15,817 635
Wise, Class A (1) 59,671 797
WPP  96,752 524
Total United Kingdom (Cost $197,933) 245,195
UNITED STATES 0.0%
Common Stocks 0.0%
Wix.com (1) 4,738 645
Total United States (Cost $957) 645

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.7%
Money Market Funds 2.7%
T. Rowe Price Government Reserve Fund, 4.36% (4)(5) 44,434,662 44,435
Total Short-Term Investments (Cost $44,435) 44,435
SECURITIES LENDING COLLATERAL 2.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.2%
Money Market Funds 2.2%
T. Rowe Price Government Reserve Fund, 4.36% (4)(5) 36,619,397 36,619
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 36,619
Total Securities Lending Collateral (Cost $36,619) 36,619
Total Investments in Securities  103.0%
(Cost $1,321,271) $ 1,727,330
Other Assets Less Liabilities (3.0)% (50,898)
Net Assets 100.0% $ 1,676,432
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2025.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CDI CHESS or CREST Depositary Interest
CVA Dutch Certificate (Certificaten Van Aandelen)
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
USD U.S. Dollar

T. ROWE PRICE International Equity Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 235 MSCI EAFE Index contracts 9/25 30,707 $ (557)
Net payments (receipts) of variation margin to date 234
Variation margin receivable (payable) on open futures contracts $ (323)

T. ROWE PRICE International Equity Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.36% $ — $ — $ 1,126++
Totals $ —# $ — $ 1,126+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
7/31/25
T. Rowe Price Government
Reserve Fund, 4.36% $ 51,092  ¤  ¤ $ 81,054
Total $ 81,054^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,126 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $81,054.

T. ROWE PRICE International Equity Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Equity Index Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Equity Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE International Equity Index Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE International Equity Index Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F135-054Q3 07/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 25,955 $ 1,611,238 $ — $ 1,637,193
Equity Funds 4,060 — — 4,060
Preferred Stocks — 5,023 — 5,023
Short-Term Investments 44,435 — — 44,435
Securities Lending Collateral 36,619 — — 36,619
Total $ 111,069 $ 1,616,261 $ — $ 1,727,330
Liabilities
Futures Contracts* $ 557 $ — $ — $ 557
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.